Note 3 - Stock Split	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
3
– Stock Split

On
August
13,
2015,
the Company's Board of Directors declared a
two
-for-
one
stock split in the form of a
100%
stock dividend effective for shareholders of record on
August
24,
2015
that was distributed on
September
8,
2015.
All per share amounts in this report have been restated to reflect this stock split. An amount equal to the par value of the additional common shares issued pursuant to the stock split was reflected as a transfer from additional paid-in capital to common stock on the consolidated financial statements as of and for the years ended
December
31,
2016
and
2015.